Additional Details to the Statement of Cash Flows (Details) - Schedule of additional details to the statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of additional details to the statement of cash flows [Abstract]
Decrease in trade receivables, net	$ 64	$ 5
Decrease (increase) in other current assets	(4,703)	898
Increase in electrical component inventory	(379)	(34)
Decrease (increase) in long-term deposits	(613)	206
Increase in trade payables and accrued liabilities	9,244	109
Increase in taxes payable	11,777	2,059
Total	15,390	3,243
Addition of right-of-use assets, property, plant and equipment and related lease liabilities	8,682	5,878
Purchase of property, plant and equipment financed by short-term credit	2,802	646
Extinguishment of warrant liability and long-term debt through share issuance	24,322
Issuance of shares in connection with business combination	3,676
Deferred tax recovery related to equity issuance costs	$ 4,287